MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4:-	MARKETABLE SECURITIES
Marketable securities with contractual maturities of up to one year are as follows:

	December 31,
	2019				2018
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains		Gross unrealized losses	Fair value

Government and corporate debentures - fixed interest rate	$1,078.3	$1.8	$(0.3)	$1,079.8	$1,203.3	$	*)	$(5.0)	$1,198.3
Government-sponsored enterprises debentures	205.5	0.2	(0.2)	205.5	231.7		*)	(1.2)	230.5
Government and corporate debentures - floating interest rate	14.7	0.1	-	14.8	13.9		-	*)	13.9

	$1,298.5	$2.1	$(0.5)	$ 1,300.1	$1,448.9	$	*)	$(6.2)	$1,442.7

*)	Represents an amount lower than $0.1

Marketable securities with contractual maturities of over one year through five years are as follows:

	December 31,
	2019				2018
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Government and corporate debentures - fixed interest rate	$1,903.6	$25.9	$(0.4)	$1,929.1	$1,819.5	$1.1	$(21.6)	$1,799.0
Government-sponsored enterprises debentures	269.8	0.6	(0.4)	270.0	383.2	0.3	(4.2)	379.3
Government and corporate debentures - floating interest rate	169.3	0.4	* )	169.7	109.9	* )	(0.9)	109.0

	$2,342.7	$26.9	$(0.8)	$2,368.8	$2,312.6	$1.4	$(26.7)	$2,287.3

*)	Represents an amount lower than $0.1

Investments with continuous unrealized losses for
less
than 12 months and for 12 months or greater and their related fair values were as follows:

	December 31, 2019
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized losses	Fair Value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$227.9	$(0.3)	$332.5	$(0.4)	$560.4	$(0.7)
Government-sponsored enterprises debentures	117.3	(0.3)	123.6	(0.2)	240.9	(0.5)
Government and corporate debentures - floating interest rate	19.9	* )	10.5	* )	30.4	* )

	$365.1	$(0.6)	$466.6	$(0.6)	$831.7	$(1.2)

	December 31, 2018
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized losses	Fair Value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$807.3	$(4.4)	$1,852.6	$(22.3)	$2,659.9	$(26.7)
Government-sponsored enterprises debentures	40.2	(0.1)	429.1	(5.2)	469.3	(5.3)
Government and corporate debentures - floating interest rate	115.5	(0.9)	5.4	* )	120.9	(0.9)

	$963.0	$(5.4)	$2,287.1	$(27.5)	$3,250.1	$(32.9)

*)	Represents an amount lower than $0.1

As of December 31, 2019 and 2018, interest receivable
amounted
to $24.4
and $22.9
, respectively, and is included within prepaid expenses and other assets in the balance sheets.